Commitments and Contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
Operating leases rental expenses	370,292	375,626	367,603